Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Sep. 30, 2013
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Data
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

The following is a summary of the unaudited interim results of operations by quarter for the years ended September 30, 2013 and 2012:

Year Ended September 30, 2013	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In thousands, except per share data)
Interest income	$131,309	$126,505	$128,176	$130,302
Interest expense	35,875	33,482	33,461	33,343
Net interest income	95,434	93,023	94,715	96,959
Provision for loan losses	3,600	—	—	(2,250)
Other operating income (REO expense)	1,638	2,043	5,236	11,157
Other operating expense	38,298	41,164	41,610	43,167
Income before income taxes	55,174	53,902	58,341	67,199
Income taxes	19,891	17,924	21,003	24,293
Net income	$35,283	$35,978	$37,338	$42,906

Basic earnings per share	$0.33	$0.34	$0.36	$0.42
Diluted earnings per share	0.33	0.34	0.36	0.41
Cash dividends per share	0.08	0.09	0.09	0.10
Return of average assets	1.11%	1.10%	1.15%	1.32%

Year Ended September 30, 2012	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In thousands, except per share data)
Interest income	$155,926	$154,581	$145,384	$134,380
Interest expense	52,212	49,979	48,849	42,209
Net interest income	103,714	104,602	96,535	92,171
Provision for loan losses	11,210	18,000	10,366	5,379
Other operating income (REO expense)	(5,923)	3,446	4,736	4,439
Other operating expense	34,365	36,812	35,964	35,713
Income before income taxes	52,216	53,236	54,941	55,518
Income taxes	18,798	19,165	19,778	19,987
Net income	$33,418	$34,071	$35,163	$35,531

Basic earnings per share	$0.31	$0.32	$0.33	$0.33
Diluted earnings per share	0.31	0.32	0.33	0.33
Cash dividends per share	0.08	0.08	0.08	0.08
Return of average assets	0.98%	1.00%	1.04%	1.10%